Financial Instruments - Disclosure of Credit Risk (Detail) ₺ in Thousands, € in Thousands	Dec. 31, 2019 TRY (₺)	Dec. 31, 2019 EUR (€)	Dec. 31, 2018 TRY (₺)
Disclosure of detailed information about financial instruments [line items]
Maximum exposure to credit risk	₺ 18,208,078	€ 433,400	₺ 16,635,383
Trade receivables [member]
Disclosure of detailed information about financial instruments [line items]
Maximum exposure to credit risk	3,282,134		2,588,979
Contract assets [member]
Disclosure of detailed information about financial instruments [line items]
Maximum exposure to credit risk	944,260		715,441
Receivables from financial services [member]
Disclosure of detailed information about financial instruments [line items]
Maximum exposure to credit risk	2,442,258		4,202,941
Cash and cash equivalents [member]
Disclosure of detailed information about financial instruments [line items]
Maximum exposure to credit risk	10,238,584		7,419,095
Participating cross currency swap and FX swap contracts [member]
Disclosure of detailed information about financial instruments [line items]
Maximum exposure to credit risk	845,513		1,356,062
Other current assets [member]
Disclosure of detailed information about financial instruments [line items]
Maximum exposure to credit risk	99,882		287,469
Financial assets at fair value through profit or loss, category [member]
Disclosure of detailed information about financial instruments [line items]
Maximum exposure to credit risk	5,368		9,409
Financial assets at fair value through other comprehensive income, category [member]
Disclosure of detailed information about financial instruments [line items]
Maximum exposure to credit risk	345,602		42,454
Due from related parties [member]
Disclosure of detailed information about financial instruments [line items]
Maximum exposure to credit risk	₺ 4,477		₺ 13,533